Pay vs Performance Disclosure	12 Months Ended
	Sep. 30, 2024 USD ($) $ / shares	Sep. 30, 2023 USD ($) $ / shares	Sep. 30, 2022 USD ($) $ / shares	Sep. 30, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO(1,2) ($)	Compensation Actually Paid to PEO(1,3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1,2) ($)	Average Compensation Actually Paid to Non-PEO NEOs(1,3) ($)	Value of Initial Fixed $100 Investment Based on:(4)		Net Income ($ millions)	Adjusted EPS ($)(5)
					Company Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(4)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
Fiscal 2024	18,475,171	61,395,926	7,811,607	17,289,060	244.03	155.91	1,519	13.76
Fiscal 2023	17,511,240	33,835,589	5,086,164	8,310,891	193.34	128.13	1,733	11.99
Fiscal 2022	16,735,752	26,067,277	4,449,340	6,444,163	143.70	118.43	1,667	11.03
Fiscal 2021	14,873,815	39,787,688	4,602,193	10,407,833	125.20	122.56	1,545	9.26

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote	Steven H. Collis served as the Company’s PEO for each fiscal year presented. The individuals comprising the Non-PEO NEOs for each fiscal year presented are as follows: for fiscal 2024, James. F. Cleary, Robert P. Mauch, Elizabeth S. Campbell and Silvana Battaglia; for fiscal 2023, James F. Cleary, Robert P. Mauch, Gina K. Clark, and Elizabeth S. Campbell; for fiscal 2022, James F. Cleary, Robert. P. Mauch, Gina K. Clark, and Silvana Battaglia; and for fiscal 2021, James F. Cleary, Robert P. Mauch, Gina K. Clark, and John G. Chou.
Peer Group Issuers, Footnote	For purposes of calculating TSR for our peer group, the S&P 500 Health Care Index (the “Peer Group TSR”) was utilized pursuant to Item 201(e) of Regulation S-K and as is reflected in the Company’s Annual Report on Form 10-K for the fiscal year ended September 30, 2024. In accordance with applicable SEC rules, the Peer Group TSR was calculated on a market capitalization weighted basis according to the respective issuers’ stock market capitalization at the beginning of each period for which a return is indicated. TSR for both the Company and the peer group is based on an initial $100 investment, measured on a cumulative basis from the market close on September 30, 2020, through and including the end of the fiscal year for which TSR is being presented in the table. TSR calculations reflect reinvestment of dividends.

PEO Total Compensation Amount	$ 18,475,171	$ 17,511,240	$ 16,735,752	$ 14,873,815
PEO Actually Paid Compensation Amount	$ 61,395,926	33,835,589	26,067,277	39,787,688
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in column (b) are the amounts of total compensation reported for the Company’s PEO for each corresponding fiscal year in the “Total” column of the SCT. The dollar amounts reported in column (d) are the average amounts of total compensation reported for the Non-PEO NEOs for each corresponding fiscal year in the “Total” column of the SCT. Refer to the SCT set forth on page 68 for further detail.The dollar amounts reported in columns (c) and (e) represent the amounts of CAP to PEO and average CAP to Non-PEO NEOs, respectively. CAP does not necessarily represent cash and/or equity value transferred to the PEO or applicable Non-PEO NEO without restriction, but rather is a value calculated in accordance with applicable SEC rules. CAP reflects the exclusions and inclusions of certain amounts as set forth below. As the Company does not have a defined benefit plan, no adjustments for pension benefits are included in the below tables. Equity values are calculated in accordance with ASC 718. Amounts in the Exclusion of Stock Awards columns are the totals from the Stock Awards column set forth in the SCT.

Year	SCT Total for PEO ($)	Exclusion of Stock Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	CAP to PEO ($)
Fiscal 2024	18,475,171	(12,500,101)	55,420,856	61,395,926
Fiscal 2023	17,511,240	(12,500,174)	28,824,523	33,835,589
Fiscal 2022	16,735,752	(11,250,120)	20,581,645	26,067,277
Fiscal 2021	14,873,815	(10,500,201)	35,414,074	39,787,688

Year	Year-End Fair Value of Equity Awards Granted During Fiscal Year that Remained Outstanding and Unvested as of Last Day of Fiscal Year for PEO ($)	Plus, Change in Fair Value from Last Day of Prior Fiscal Year to Last Day of Fiscal Year of Outstanding and Unvested Equity Awards for PEO ($)	Plus, Vesting-Date Fair Value of Equity Awards Granted During Fiscal Year that Vested During Fiscal Year for PEO ($)	Plus, Change in Fair Value from Last Day of Prior Fiscal Year to Vesting Date of Unvested Equity Awards that Vested During Fiscal Year for PEO ($)	Minus, Fair Value at Last Day of Prior Fiscal Year of Equity Awards that Failed to Meet Applicable Vesting Conditions During Fiscal Year for PEO ($)	Plus, Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
Fiscal 2024	19,415,054	16,408,396	—	19,597,406	—	—	55,420,856
Fiscal 2023	14,972,771	7,221,775	211,618	6,418,359	—	—	28,824,523
Fiscal 2022	11,642,181	5,727,847	—	3,211,617	—	—	20,581,645
Fiscal 2021	15,030,404	11,804,432	—	8,579,238	—	—	35,414,074

Non-PEO NEO Average Total Compensation Amount	$ 7,811,607	5,086,164	4,449,340	4,602,193
Non-PEO NEO Average Compensation Actually Paid Amount	$ 17,289,060	8,310,891	6,444,163	10,407,833
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in column (b) are the amounts of total compensation reported for the Company’s PEO for each corresponding fiscal year in the “Total” column of the SCT. The dollar amounts reported in column (d) are the average amounts of total compensation reported for the Non-PEO NEOs for each corresponding fiscal year in the “Total” column of the SCT. Refer to the SCT set forth on page 68 for further detail.

Year	Average SCT Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average CAP to Non-PEO NEOs ($)
Fiscal 2024	7,811,607	(5,475,399)	14,952,852	17,289,060
Fiscal 2023	5,086,164	(3,125,162)	6,349,889	8,310,891
Fiscal 2022	4,449,340	(2,525,163)	4,519,986	6,444,163
Fiscal 2021	4,602,193	(2,550,086)	8,355,726	10,407,833

Year	Average Year- End Fair Value of Equity Awards Granted During Fiscal Year that Remained Outstanding and Unvested as of Last Day of Fiscal Year for Non-PEO NEOs ($)	Plus, Average Change in Fair Value from Last Day of Prior Fiscal Year to Last Day of Fiscal Year of Outstanding and Unvested Equity Awards for Non-PEO NEOs ($)	Plus, Average Vesting-Date Fair Value of Equity Awards Granted During Fiscal Year that Vested During Fiscal Year for Non-PEO NEOs ($)	Plus, Average Change in Fair Value from Last Day of Prior Fiscal Year to Vesting Date of Unvested Equity Awards that Vested During Fiscal Year for Non-PEO NEOs ($)	Minus, Average Fair Value at Last Day of Prior Fiscal Year of Equity Awards that Failed to Meet Applicable Vesting Conditions During Fiscal Year for Non-PEO NEOs ($)	Plus, Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
Fiscal 2024	7,300,423	3,588,264	—	4,064,165	—	—	14,952,852
Fiscal 2023	3,753,521	1,321,780	43,514	1,231,074	—	—	6,349,889
Fiscal 2022	2,662,853	1,185,599	—	671,534	—	—	4,519,986
Fiscal 2021	3,650,284	2,680,338	—	2,025,104	—	—	8,355,726

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between PEO and Non-PEO NEO CAP and TSR
The following chart sets forth the relationship between CAP to the PEO, the average CAP to the Non-PEO NEOs, the Company’s cumulative TSR over the four most recently completed fiscal years, and the Peer Group TSR over the same period.
Given the emphasis in our executive compensation program on long-term incentives, which are tied to our stock price, we believe that the CAP to our PEO and Non-PEO NEOs is closely aligned with our stock price performance. Specifically, for each year shown in the table above and the graph below, more than half of the target compensation to the PEO and Non-PEO NEOs was delivered in the form of long-term, stock-based incentives, as described in the Compensation Disclosure and Analysis section on page 44.
PEO and Average Non-PEO NEO CAP vs. TSR
Fiscal Year

PEO CAP	Average Non-PEO NEO CAP	Cencora TSR	Peer Group TSR

Compensation Actually Paid vs. Net Income
Relationship Between PEO and Non-PEO NEO CAP and Net Income
The following chart sets forth the relationship between CAP to the PEO, the average CAP to the Non-PEO NEOs, and the Company’s net income during the four most recently completed fiscal years.
The Company’s net income increased during fiscal 2021, fiscal 2022, and fiscal 2023, but decreased during fiscal 2024. CAP to the PEO and average CAP to the Non-PEO NEOs, however, varied significantly each year and does not align with the Company’s net income results. This is primarily because the Company does not use net income to determine executive compensation opportunities or outcomes. As a result, while the Company is required to include net income as a comparison in the Pay Versus Performance table above and the graph below, we would not necessarily expect to see alignment between our CAP and net income outcomes.
PEO and Average Non-PEO NEO CAP vs. Net Income
Fiscal Year

PEO CAP	Average Non-PEO NEO CAP	Cencora Net Income

Compensation Actually Paid vs. Company Selected Measure
Relationship Between PEO and Non-PEO-NEO CAP and Adjusted EPS
The following chart sets forth the relationship between CAP to the PEO, the average CAP to the Non-PEO NEOs, and the Company’s Adjusted EPS during the four most recently completed fiscal years.
Aside from our stock price performance, we believe that Adjusted EPS is the most important financial metric that ties our NEOs’ compensation to our performance. We have improved our Adjusted EPS from fiscal 2021 to fiscal 2024, as reflected in the Pay Versus Performance table above and illustrated in the graph below. Our year-over-year CAP outcomes over that same period do not always align directionally with the year-over-year Adjusted EPS outcomes because the greatest sensitivity to our NEOs’ compensation is tied to our stock price. As such, we expect that stock price will continue to have a much larger impact on CAP than Adjusted EPS.
PEO and Average Non-PEO NEO CAP vs. Adjusted EPS
Fiscal Year

PEO CAP	Average Non-PEO NEO CAP	Cencora Adjusted EPS

Total Shareholder Return Vs Peer Group
Relationship Between PEO and Non-PEO NEO CAP and TSR
The following chart sets forth the relationship between CAP to the PEO, the average CAP to the Non-PEO NEOs, the Company’s cumulative TSR over the four most recently completed fiscal years, and the Peer Group TSR over the same period.
Given the emphasis in our executive compensation program on long-term incentives, which are tied to our stock price, we believe that the CAP to our PEO and Non-PEO NEOs is closely aligned with our stock price performance. Specifically, for each year shown in the table above and the graph below, more than half of the target compensation to the PEO and Non-PEO NEOs was delivered in the form of long-term, stock-based incentives, as described in the Compensation Disclosure and Analysis section on page 44.
PEO and Average Non-PEO NEO CAP vs. TSR
Fiscal Year

PEO CAP	Average Non-PEO NEO CAP	Cencora TSR	Peer Group TSR

Tabular List, Table

Measure
Adjusted Operating Income*
Adjusted EPS*
Adjusted Free Cash Flow*
Adjusted ROIC*

Total Shareholder Return Amount	$ 244.03	193.34	143.70	125.20
Peer Group Total Shareholder Return Amount	155.91	128.13	118.43	122.56
Net Income (Loss)	$ 1,519,000,000	$ 1,733,000,000	$ 1,667,000,000	$ 1,545,000,000
Company Selected Measure Amount | $ / shares	13.76	11.99	11.03	9.26
PEO Name	Steven H. Collis
Additional 402(v) Disclosure	The dollar amounts reported in columns (c) and (e) represent the amounts of CAP to PEO and average CAP to Non-PEO NEOs, respectively. CAP does not necessarily represent cash and/or equity value transferred to the PEO or applicable Non-PEO NEO without restriction, but rather is a value calculated in accordance with applicable SEC rules. CAP reflects the exclusions and inclusions of certain amounts as set forth below. As the Company does not have a defined benefit plan, no adjustments for pension benefits are included in the below tables. Equity values are calculated in accordance with ASC 718. Amounts in the Exclusion of Stock Awards columns are the totals from the Stock Awards column set forth in the SCT.Represents a non-GAAP financial measure. See Appendix A for additional information regarding non-GAAP financial measures, including required GAAP to non-GAAP reconciliations.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Operating Income*
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EPS*
Non-GAAP Measure Description	We determined Adjusted EPS to be the most important financial performance measure used to link Company performance to CAP to the PEO and Non-PEO NEOs in fiscal 2024. This performance measure may not have been the most important financial performance measure for the other fiscal years presented and we may determine a different financial performance measure to be the most important financial performance measure in the future. Adjusted EPS is a non-GAAP financial measure. See Appendix A for additional information regarding non-GAAP financial measures, including GAAP to non-GAAP reconciliations.
The Pay Versus Performance table above and the graphs and narrative discussion below compare the CAP to our PEO and the average of the CAP to our non-PEO NEOs with: (i) the Company’s cumulative TSR and the Peer Group TSR; (ii) the Company’s net income; and (iii) the Company’s Adjusted EPS, in each case, for the fiscal years ended September 30, 2024, 2023, 2022, and 2021. TSR amounts reported in the table above and the graphs below assume an initial fixed investment of $100 and that all dividends, if any, were reinvested.

Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Free Cash Flow*
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted ROIC*
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (12,500,101)	$ (12,500,174)	$ (11,250,120)	$ (10,500,201)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	55,420,856	28,824,523	20,581,645	35,414,074
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	19,415,054	14,972,771	11,642,181	15,030,404
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,408,396	7,221,775	5,727,847	11,804,432
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	211,618	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	19,597,406	6,418,359	3,211,617	8,579,238
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,475,399)	(3,125,162)	(2,525,163)	(2,550,086)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,952,852	6,349,889	4,519,986	8,355,726
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,300,423	3,753,521	2,662,853	3,650,284
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,588,264	1,321,780	1,185,599	2,680,338
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	43,514	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,064,165	1,231,074	671,534	2,025,104
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0